E*TRADE BOND INDEX FUND
SEMI-ANNUAL REPORT

For the six-months ended June 30, 2001, the Lehman Brothers Government/Credit Bond Index* gained 3.51%. For the same period, the E*TRADE Bond Index Fund ("Fund") gained 3.27%.

Underlying the return of the bond market during the first half of 2001 was a robust performance in the first quarter, followed by a decline in bond prices during the second quarter. The slowing economic environment that hurt equity markets during the first quarter boosted bond returns. Slowing growth led to lower interest rates, especially for short-term bonds.

Following three interest rate cuts in the first quarter, the Federal Reserve Board (the "Fed") cut rates an additional three times in the second quarter, reducing the Federal Funds target rate to 3.75%. However, the last of the six rate cuts was only 0.25%, signaling that the easing cycle may be near its end. This, along with indications that the economy is stabilizing and may be poised for a rebound later this year, caused long-term rates to rise during the second quarter. Another factor driving up yields of long-term Treasury bonds was the newly enacted tax cut, which translated into lowered projections of future government budget surpluses. This led investors to conclude that the U.S. Treasury would not buy back as many of its outstanding bonds. Therefore, long-term Treasury bonds gave back some of the "scarcity premium" gains they enjoyed in 2000.

During the six-month period ended June 30, 2001, the yield of the 3-month Treasury Bill declined considerably: from its 5.89% level in January, the yield dropped to 3.65% by June 30. The 2-year note dropped from 5.09% to 4.24%. The yields of longer-term bonds rose: the 10-year benchmark yield climbed from 5.11% to 5.41%, and the 30-year yield rose from 5.46% to 5.76%. The combination of lower short-term rates (due to Fed easing) and higher long-term rates (due to the stabilizing economy and lower Treasury surpluses) caused the yield curve to continue steepening. As a result, the spread between the 2- and 30-year issues climbed to 1.52% - its widest level since February 1994.

In the investment grade bond market, all of the major sectors outperformed Treasuries for the year. Corporate bonds outperformed duration-matched Treasuries by 2.82% during the first half of the year, outperforming Treasuries in every month besides February. Capitalizing on lower borrowing rates, corporate issuance has been very strong in 2001, setting a single-month record in May with over $80 billion brought to market. Agencies and mortgage-backed securities also outperformed Treasuries, although the returns of mortgage-backed securities were hurt by elevated prepayments caused by lower interest rates.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

*The name of the "Lehman Government/Corporate Bond Index" was changed to "Lehman Government Credit Bond Index." Lehman Brothers Government/Corporate Bond IndexTM is a trademark of Lehman Brothers ("Lehman"). Lehman Brothers ("Lehman") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

BOND INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2001 (Unaudited)


         Security                                                                  Face Amount                   Value
         --------------------------------------------------------------------------------------------------------------
         CORPORATE BONDS & NOTES--39.49%
         AEROSPACE / DEFENSE--0.82%
         --------------------------------------------------------------------------------------------------------------
         Lockheed Martin Corp.
           8.20%, 12/01/09                                                           1,500,000               1,615,609
         Northrop Grumman Corp.
           7.13%, 02/15/11                                                             500,000                 494,095
         Raytheon Co.
           7.38%, 07/15/25                                                           1,000,000                 882,803
         United Technologies Corp.
           6.63%, 11/15/04                                                           1,000,000               1,032,922
         --------------------------------------------------------------------------------------------------------------
                                                                                                             4,025,429
         --------------------------------------------------------------------------------------------------------------

         AIRLINES--0.50%
         --------------------------------------------------------------------------------------------------------------
         Continental Airlines Inc.
           6.65%, 09/15/17                                                             924,274                 901,186
         Delta Air Lines Inc.
           7.57%, 11/18/10                                                             500,000                 527,125
         United Airlines Inc.
           7.19%, 04/01/11                                                           1,000,000               1,019,200
         --------------------------------------------------------------------------------------------------------------
                                                                                                             2,447,511
         --------------------------------------------------------------------------------------------------------------

         AUTO MANUFACTURERS--1.27%
         --------------------------------------------------------------------------------------------------------------
         DaimlerChrysler AG
           7.40%, 01/20/05                                                           1,000,000               1,038,907
         DaimlerChrysler NA Holding
           7.75%, 01/18/11                                                             500,000                 514,509
           8.50%, 01/18/31                                                             500,000                 528,134
         Ford Motor Company
           6.38%, 02/01/29                                                           1,000,000                 836,851
           7.45%, 07/16/31                                                           1,500,000               1,439,727
         General Motors Corp.
           6.25%, 05/01/05                                                           1,000,000               1,003,914
           6.75%, 05/01/28                                                           1,000,000                 905,640
         --------------------------------------------------------------------------------------------------------------
                                                                                                             6,267,682
         --------------------------------------------------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.21%
         --------------------------------------------------------------------------------------------------------------
         Visteon Corp.
           8.25%, 08/01/10                                                           1,000,000               1,047,958
         --------------------------------------------------------------------------------------------------------------
                                                                                                             1,047,958
         --------------------------------------------------------------------------------------------------------------

         BANKS--6.24%
         --------------------------------------------------------------------------------------------------------------
         ABN Amro Bank NV
           7.30%, 12/01/26                                                             500,000                 485,788
         Bank of New York Co. Inc.
           6.50%, 12/01/03                                                           1,000,000               1,026,860
         Bank of Tokyo-Mitsubishi Ltd.
           8.40%, 04/15/10                                                           1,000,000               1,060,178
         Bank One Corp.
           6.40%, 08/01/02                                                           1,000,000               1,019,618


           6.50%, 02/01/06                                                           1,000,000               1,012,627
           7.63%, 08/01/05                                                             500,000                 528,850
         BankAmerica Corp.
           6.25%, 04/01/08                                                           1,000,000                 977,349
         BankBoston Corp.
           6.50%, 12/19/07                                                           1,022,000               1,009,734
         Chase Manhattan Corp.
           5.75%, 04/15/04                                                           1,000,000               1,012,735
         Deutsche Bank AG
           6.70%, 12/13/06                                                           1,000,000               1,020,042
         First Union Capital Corp.
           8.04%, 12/01/26                                                           2,000,000               1,994,390
         First Union Corp.
           6.63%, 07/15/05                                                             500,000                 510,974
         International Bank of Reconstruction & Development
           6.38%, 07/21/05                                                           1,000,000               1,034,176
           7.00%, 01/27/05                                                           1,500,000               1,582,731
         JP Morgan Chase & Co.
           6.75%, 02/01/11                                                           1,000,000               1,001,395
         KeyCorp
           6.75%, 03/15/06                                                           1,500,000               1,517,596
         KFW International Finance Inc.
           7.63%, 02/15/04                                                           3,500,000               3,683,088
           8.00%, 02/15/10                                                             250,000                 280,343
         Korea Development Bank
           7.13%, 04/22/04                                                           1,000,000               1,029,955
           7.38%, 09/17/04                                                           1,000,000               1,041,726
         Mellon Capital II
           8.00%, 01/15/27                                                           1,000,000               1,010,871
         NationsBank Corp.
           7.75%, 08/15/15                                                           1,000,000               1,054,706
         Republic New York Corp.
           7.75%, 05/15/09                                                           1,000,000               1,051,539
         Santander Financial Issuances
           6.80%, 07/15/05                                                           1,000,000               1,010,993
         Sanwa Bank Ltd.
           7.40%, 06/15/11                                                           1,000,000                 964,400
         Skandinaviska Enskilda Banken
           6.88%, 02/15/09                                                             500,000                 496,918
         Swiss Bank Corp.
           7.38%, 07/15/15                                                           1,200,000               1,250,140
         Wells Fargo Bank NA
           7.55%, 06/21/10                                                           1,000,000               1,057,334
         --------------------------------------------------------------------------------------------------------------
                                                                                                            30,727,056
         --------------------------------------------------------------------------------------------------------------

         BEVERAGES--0.79%
         --------------------------------------------------------------------------------------------------------------
         Anheuser-Busch Companies Inc.
           9.00%, 12/01/09                                                           1,500,000               1,765,060
         Coca-Cola Enterprises Inc.
           8.00%, 09/15/22                                                           1,000,000               1,094,428
         Diageo PLC
           6.13%, 08/15/05                                                           1,000,000               1,012,026
         --------------------------------------------------------------------------------------------------------------
                                                                                                             3,871,514
         --------------------------------------------------------------------------------------------------------------

         CHEMICALS--0.11%
         --------------------------------------------------------------------------------------------------------------
         Dow Chemical Co.
           8.63%, 04/01/06                                                             500,000                 552,725
         --------------------------------------------------------------------------------------------------------------
                                                                                                               552,725
         --------------------------------------------------------------------------------------------------------------

         --------------------------------------------------------------------------------------------------------------
         COMPUTERS--0.62%
         --------------------------------------------------------------------------------------------------------------
         International Business Machines Corp.
           5.63%, 04/12/04                                                           3,000,000               3,046,419
         --------------------------------------------------------------------------------------------------------------
                                                                                                             3,046,419
         --------------------------------------------------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.23%
         --------------------------------------------------------------------------------------------------------------
         Procter & Gamble Co.
           8.50%, 08/10/09                                                           1,000,000               1,135,677
         --------------------------------------------------------------------------------------------------------------
                                                                                                             1,135,677
         --------------------------------------------------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--8.72%
         --------------------------------------------------------------------------------------------------------------
         Ahmanson (H.F.) & Co.
           8.25%, 10/01/02                                                           1,000,000               1,037,070
         American General Finance Corp.
           6.38%, 03/01/03                                                           1,000,000               1,024,598
         Associates Corp. NA
           6.88%, 11/15/08                                                           1,410,000               1,438,929
           6.95%, 11/01/18                                                           1,000,000                 992,810
         AXA Financial Inc.
           7.75%, 08/01/10                                                           1,000,000               1,064,781
         Bear Stearns Companies Inc.
           6.75%, 04/15/03                                                           1,000,000               1,023,484
         Boeing Capital Corp.
           5.65%, 05/15/06                                                           1,000,000                 990,884
         Capital One Bank
           6.88%, 02/01/06                                                           1,000,000                 976,209
         CIT Group Holdings Inc.
           6.63%, 06/15/05                                                           1,000,000               1,018,085
         Citigroup Inc.
           7.88%, 05/15/25                                                           1,000,000               1,065,952
         Countrywide Funding Corp.
           6.88%, 09/15/05                                                           1,000,000               1,031,934
         Ford Motor Credit Co.
           7.50%, 03/15/05                                                           3,400,000               3,528,319
           7.88%, 06/15/10                                                           1,000,000               1,042,744
         General Electric Capital Corp.
           6.50%, 12/10/07                                                           1,000,000               1,034,196
           7.25%, 05/03/04                                                           2,000,000               2,113,394
         General Motors Acceptance Corp.
           6.75%, 01/15/06                                                           1,000,000               1,015,454
           7.13%, 05/01/03                                                           4,500,000               4,643,010
           7.25%, 03/02/11                                                             500,000                 505,806
         Goldman Sachs Group Inc.
           7.63%, 08/17/05                                                           1,000,000               1,057,232
         Heller Financial Inc.
           6.40%, 01/15/03                                                           1,000,000               1,017,792
         Household Finance Corp.
           6.00%, 05/01/04                                                           2,000,000               2,018,896
           6.50%, 01/24/06                                                           1,000,000               1,013,496
           8.00%, 07/15/10                                                           1,000,000               1,070,961
         Lehman Brothers Inc.
           7.63%, 06/01/06                                                           2,500,000               2,629,345
         Merrill Lynch & Co. Inc.
           6.00%, 02/17/09                                                           3,000,000               2,894,544
           6.38%, 10/15/08                                                           1,000,000                 986,558
         Morgan Stanley Dean Witter & Co.
           5.63%, 01/20/04                                                           1,000,000               1,003,716


           8.00%, 06/15/10                                                           1,000,000               1,074,780
         National Rural Utilities
           6.00%, 05/15/06                                                             500,000                 502,109
         Norwest Financial Inc.
           5.38%, 09/30/03                                                           1,000,000               1,002,342
         Pemex Finance Ltd.
           9.69%, 08/15/09                                                           1,000,000               1,094,630
         --------------------------------------------------------------------------------------------------------------
                                                                                                            42,914,060
         --------------------------------------------------------------------------------------------------------------

         ELECTRIC--3.03%
         --------------------------------------------------------------------------------------------------------------
         Dominion Resources Inc.
           7.63%, 07/15/05                                                           1,000,000               1,045,755
           8.13%, 06/15/10                                                           1,000,000               1,076,990
         Duke Energy Corp.
           6.00%, 12/01/28                                                           1,000,000                 851,131
         Duke Energy Field Services Corp.
           7.50%, 08/16/05                                                           1,000,000               1,037,852
         Houston Lighting & Power Co.
           6.50%, 04/21/03                                                           4,000,000               4,048,292
         HQI Transelec Chile SA
           7.88%, 04/15/11                                                             500,000                 501,762
         Korea Electric Power Corp.
           6.38%, 12/01/03                                                           1,000,000               1,009,993
         Niagara Mohawk Power Corp.
           7.38%, 07/01/03                                                             756,098                 776,576
           7.63%, 10/01/05                                                             529,268                 545,131
         Progress Energy Inc.
           7.75%, 03/01/31                                                             500,000                 516,084
         PSEG Power
           7.75%, 04/15/11                                                           1,000,000               1,030,337
         Texas Utilities Co.
           6.38%, 01/01/08                                                           1,000,000                 958,388
         Wisconsin Energy Corp.
           5.88%, 04/01/06                                                           1,000,000                 993,568
         Xcel Energy Inc.
           7.00%, 12/01/10                                                             500,000                 501,588
         --------------------------------------------------------------------------------------------------------------
                                                                                                            14,893,447
         --------------------------------------------------------------------------------------------------------------

         ELECTRONICS--0.20%
         --------------------------------------------------------------------------------------------------------------
         Midwest Generation LLC
           8.56%, 01/02/16                                                           1,000,000                 963,744
         --------------------------------------------------------------------------------------------------------------
                                                                                                               963,744
         --------------------------------------------------------------------------------------------------------------

         ENERGY & RELATED--0.11%
         --------------------------------------------------------------------------------------------------------------
         Calenergy Co. Inc.
           8.48%, 09/15/28                                                             500,000                 538,697
         --------------------------------------------------------------------------------------------------------------
                                                                                                               538,697
         --------------------------------------------------------------------------------------------------------------

         FOOD--1.30%
         --------------------------------------------------------------------------------------------------------------
         Albertson's Inc.
           6.63%, 06/01/28                                                           1,000,000                 835,704
         Archer-Daniels-Midland Co.
           8.38%, 04/15/17                                                             500,000                 560,475
         ConAgra Inc.
           7.40%, 09/15/04                                                           1,000,000               1,037,204
         Delhaize America Inc.
           7.38%, 04/15/06                                                           1,000,000               1,025,615
         Fred Meyer Inc.


           7.45%, 03/01/08                                                           1,000,000               1,038,111
         Kellogg Co.
           6.60%, 04/01/11                                                           1,000,000                 977,202
         Kroger Co.
           7.00%, 05/01/18                                                           1,000,000                 947,855
         --------------------------------------------------------------------------------------------------------------
                                                                                                             6,422,166
         --------------------------------------------------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.42%
         --------------------------------------------------------------------------------------------------------------
         Abitibi-Consolidated Inc.
           8.55%, 08/01/10                                                           1,000,000               1,048,091
         Georgia Pacific Corp.
           8.13%, 05/15/11                                   *                       1,000,000                 998,032
         --------------------------------------------------------------------------------------------------------------
                                                                                                             2,046,123
          --------------------------------------------------------------------------------------------------------------

         HEALTH CARE--0.21%
         --------------------------------------------------------------------------------------------------------------
         Becton Dickinson & Co.
           7.15%, 10/01/09                                                           1,000,000               1,031,457
         --------------------------------------------------------------------------------------------------------------
                                                                                                             1,031,457
         --------------------------------------------------------------------------------------------------------------

         HOLDING COMPANIES-DIVERSIFIED--0.20%
         --------------------------------------------------------------------------------------------------------------
         Qwest Capital Funding
           7.75%, 02/15/31                                                           1,000,000                 980,883
         --------------------------------------------------------------------------------------------------------------
                                                                                                               980,883
         --------------------------------------------------------------------------------------------------------------

         HOUSEHOLD PRODUCTS / WARES--0.21%
         --------------------------------------------------------------------------------------------------------------
         Unilever Capital Corp.
           6.88%, 11/01/05                                                           1,000,000               1,042,794
         --------------------------------------------------------------------------------------------------------------
                                                                                                             1,042,794
         --------------------------------------------------------------------------------------------------------------

         INSURANCE--0.42%
         --------------------------------------------------------------------------------------------------------------
         Aetna Inc.
           7.13%, 08/15/06                                                           1,000,000               1,039,518
         Allstate Corp.
           7.20%, 12/01/09                                                           1,000,000               1,038,928
         --------------------------------------------------------------------------------------------------------------
                                                                                                             2,078,446
         --------------------------------------------------------------------------------------------------------------

         MACHINERY-CONSTRUCTION & MINING--0.21%
         --------------------------------------------------------------------------------------------------------------
         Caterpillar Inc.
           7.25%, 09/15/09                                                           1,000,000               1,049,011
         --------------------------------------------------------------------------------------------------------------
                                                                                                             1,049,011
         --------------------------------------------------------------------------------------------------------------

         MANUFACTURERS--0.19%
         --------------------------------------------------------------------------------------------------------------
         Tyco International Group
           6.88%, 01/15/29                                                           1,000,000                 933,460
         --------------------------------------------------------------------------------------------------------------
                                                                                                               933,460
         --------------------------------------------------------------------------------------------------------------

         MANUFACTURING--0.12%
         --------------------------------------------------------------------------------------------------------------
         Norsk Hydro ASA
           6.36%, 01/15/09                                                             590,000                 578,308
         --------------------------------------------------------------------------------------------------------------
                                                                                                               578,308
         --------------------------------------------------------------------------------------------------------------

         MEDIA--2.69%
         --------------------------------------------------------------------------------------------------------------
         Comcast Cable Communications
           8.38%, 05/01/07                                                           2,000,000               2,169,188
         TCI Communications Inc.
           7.12%, 02/15/28                                                             500,000                 464,142
           8.75%, 08/01/15                                                           1,500,000               1,688,147
         Time Warner Entertainment Co.


           8.38%, 03/15/23                                                           2,500,000               2,714,018
         Viacom Inc.
           7.75%, 06/01/05                                                           3,500,000               3,718,460
         Walt Disney Co. (The)
           5.13%, 12/15/03                                                           2,000,000               1,993,906
           6.75%, 03/30/06                                                             500,000                 517,352
         --------------------------------------------------------------------------------------------------------------
                                                                                                            13,265,213
         --------------------------------------------------------------------------------------------------------------

         MINING--0.21%
         --------------------------------------------------------------------------------------------------------------
         Alcoa Inc.
           7.38%, 08/01/10                                                           1,000,000               1,054,195
         --------------------------------------------------------------------------------------------------------------
                                                                                                             1,054,195
         --------------------------------------------------------------------------------------------------------------

         MULTI-NATIONAL--0.90%
         --------------------------------------------------------------------------------------------------------------
         Asian Development Bank
           6.75%, 06/11/07                                                           1,000,000               1,052,438
         Inter-American Development Bank
           7.00%, 06/16/03                                                           1,500,000               1,564,262
           7.38%, 01/15/10                                                           1,000,000               1,082,187
           8.40%, 09/01/09                                                             200,000                 229,688
           8.50%, 03/15/11                                                             450,000                 525,366
         --------------------------------------------------------------------------------------------------------------
                                                                                                             4,453,941
         --------------------------------------------------------------------------------------------------------------

         OIL & GAS PRODUCERS--1.24%
         --------------------------------------------------------------------------------------------------------------
         Amoco Canada
           7.25%, 12/01/02                                                           1,000,000               1,032,016
         Anadarko Finance Co.
           7.50%, 05/01/31                                                           1,000,000               1,014,135
         Conoco Inc.
           5.90%, 04/15/04                                                           1,000,000               1,012,267
         Kerr-McGee Corp.
           6.63%, 10/15/07                                                           1,120,000               1,126,188
         Occidental Petroleum Corp.
           7.20%, 04/01/28                                                           1,000,000                 968,474
         Phillips 66 Capital Trust II
           8.00%, 01/15/37                                                           1,000,000                 967,481
         --------------------------------------------------------------------------------------------------------------
                                                                                                             6,120,561
         --------------------------------------------------------------------------------------------------------------

         PHARMACEUTICALS--0.51%
         --------------------------------------------------------------------------------------------------------------
         Abbott Laboratories
           5.13%, 07/01/04                                                           1,000,000                 998,310
         American Home Products Corp.
           6.25%, 03/15/06                                                             500,000                 501,281
           6.50%, 10/15/02                                                           1,000,000               1,019,287
         --------------------------------------------------------------------------------------------------------------
                                                                                                             2,518,878
         --------------------------------------------------------------------------------------------------------------

         PIPELINES--0.49%
         --------------------------------------------------------------------------------------------------------------
         Columbia Energy Group
           7.62%, 11/28/25                                                           1,000,000                 938,570
         Sonat Inc.
           7.63%, 07/15/11                                                           1,000,000               1,014,485
         Williams Companies Inc.
           7.50%, 01/15/31                                                             500,000                 470,700
         --------------------------------------------------------------------------------------------------------------
                                                                                                             2,423,755
         --------------------------------------------------------------------------------------------------------------

         PUBLISHING--0.20%
         --------------------------------------------------------------------------------------------------------------
         News America Holdings Inc.
           7.60%, 10/11/15                                                           1,000,000                 970,819


         --------------------------------------------------------------------------------------------------------------
                                                                                                               970,819
         --------------------------------------------------------------------------------------------------------------

         REAL ESTATE--0.21%
         --------------------------------------------------------------------------------------------------------------
         EOP Operating LP
           6.38%, 02/15/03                                                           1,000,000               1,012,592
         --------------------------------------------------------------------------------------------------------------
                                                                                                             1,012,592
         --------------------------------------------------------------------------------------------------------------

         RETAIL--0.83%
         --------------------------------------------------------------------------------------------------------------
         Dayton Hudson
           6.65%, 08/01/28                                                           1,000,000                 934,393
         Federated Department Stores Inc.
           6.63%, 04/01/11                                                           1,000,000                 964,220
         Wal-Mart Stores Inc.
           8.50%, 09/15/24                                                           2,000,000               2,178,048
         --------------------------------------------------------------------------------------------------------------
                                                                                                             4,076,661
         --------------------------------------------------------------------------------------------------------------

         TELECOMMUNICATIONS--1.44%
         --------------------------------------------------------------------------------------------------------------
         AT&T Wireless Group
           7.88%, 03/01/11                                                           1,500,000               1,502,859
         Bell Telephone Canada
           9.50%, 10/15/10                                                             250,000                 277,658
         British Telecom PLC
           8.13%, 12/15/10                                                           1,000,000               1,061,930
           8.63%, 12/15/30                                                           1,000,000               1,090,557
         Cox Communications Inc.
           7.50%, 08/15/04                                                           1,000,000               1,041,676
         Qwest Corp.
           7.63%, 06/09/03                                                           1,000,000               1,038,995
         Vodafone Group PLC
           7.75%, 02/15/10                                                           1,000,000               1,050,647
         --------------------------------------------------------------------------------------------------------------
                                                                                                             7,064,322
         --------------------------------------------------------------------------------------------------------------

         TELEPHONE--3.24%
         --------------------------------------------------------------------------------------------------------------
         AT&T Corp.
           6.50%, 09/15/02                                                           2,000,000               2,031,932
         Deutsche Telekom International Finance AG
           8.00%, 06/15/10                                                           1,000,000               1,033,063
           8.25%, 06/15/30                                                           1,000,000               1,028,276
         Koninklijke KPN NV
           8.00%, 10/01/10                                                           1,000,000                 959,071
         New York Telephone Co.
           6.00%, 04/15/08                                                             500,000                 484,394
           7.00%, 12/01/33                                                           2,305,000               2,124,060
         Sprint Capital Corp.
           6.13%, 11/15/08                                                           3,000,000               2,775,339
         U.S. West Capital Funding Inc.
           6.13%, 07/15/02                                                           1,000,000               1,008,427
         WorldCom Inc.
           6.25%, 08/15/03                                                           1,000,000               1,005,174
           6.40%, 08/15/05                                                           1,500,000               1,471,434
           7.50%, 05/15/11                                                           1,000,000                 973,650
           7.88%, 05/15/03                                                           1,000,000               1,037,332
         --------------------------------------------------------------------------------------------------------------
                                                                                                            15,932,152
         --------------------------------------------------------------------------------------------------------------

         TOBACCO--0.30%
         --------------------------------------------------------------------------------------------------------------
         Imperial Tobacco Group PLC
           7.13%, 04/01/09                                                             500,000                 491,433
         Philip Morris


           7.75%, 01/15/27                                                           1,000,000               1,000,072
         --------------------------------------------------------------------------------------------------------------
                                                                                                             1,491,505

         --------------------------------------------------------------------------------------------------------------
         TRANSPORTATION--1.10%
         --------------------------------------------------------------------------------------------------------------
         Burlington North Santa Fe Corp.
           6.53%, 07/15/37                                                           1,000,000               1,023,613
         Canadian National Railway Co.
           6.45%, 07/15/00                                                           1,300,000               1,310,764
         CSX Corp.
           7.90%, 05/01/17                                                           1,000,000               1,054,565
         Norfolk Southern Corp.
           7.70%, 05/15/17                                                           1,000,000               1,025,061
         Union Pacific Corp.
           6.79%, 11/09/07                                                           1,000,000               1,007,565
         --------------------------------------------------------------------------------------------------------------
                                                                                                             5,421,568
         --------------------------------------------------------------------------------------------------------------
         TOTAL CORPORATE BONDS & NOTES
         (Cost: $192,150,165)                                                                              194,400,729
         --------------------------------------------------------------------------------------------------------------

         Security                                                                  Face Amount                   Value
         --------------------------------------------------------------------------------------------------------------

         FOREIGN GOVERNMENT BONDS & NOTES++--2.81%
         --------------------------------------------------------------------------------------------------------------
         Corp. Andina de Fomento
           7.75%, 03/01/04                                                           1,000,000               1,042,999
         France Telecom SA
           7.75%, 03/01/11                                                           1,000,000               1,018,936
           8.50%, 03/01/31                                                           1,000,000               1,048,585
         Hydro Quebec
           8.40%, 01/15/22                                                           2,000,000               2,294,118
         Israel (State of)
           7.25%, 12/15/28                                                             500,000                 447,676
         Italy (Republic of)
           6.00%, 02/22/11                                                           2,000,000               1,971,282
         Mexico Government International Bond
           9.88%, 01/15/07                                                           1,000,000               1,093,000
           11.50%, 05/15/26                                                          1,000,000               1,260,000
         Ontario (Province of)
           7.63%, 06/22/04                                                             750,000                 800,804
           7.75%, 06/04/02                                                             800,000                 824,925
         Quebec (Province of)
           5.75%, 02/15/09                                                           1,000,000                 962,458
         United Mexican States
           8.50%, 02/01/06                                                           1,000,000               1,047,500
         --------------------------------------------------------------------------------------------------------------
         TOTAL FOREIGN GOVERNMENT BONDS & NOTES
         (Cost: $13,654,688)                                                                                13,812,283
          --------------------------------------------------------------------------------------------------------------

         Security                                                                  Face Amount                   Value
         --------------------------------------------------------------------------------------------------------------

         U.S. GOVERNMENT AND AGENCY OBLIGATIONS--55.38%
         --------------------------------------------------------------------------------------------------------------
         U.S. GOVERNMENT SECURITIES--38.33%
         --------------------------------------------------------------------------------------------------------------
         U.S. Treasury Bonds
           5.25%, 02/15/29                                                           1,700,000               1,556,231
           5.38%, 02/15/31                                   *                       5,000,000               4,739,845
           5.50%, 08/15/28                                                           2,800,000               2,654,912
           6.00%, 02/15/26                                                           1,200,000               1,213,627
           6.13%, 11/15/27                                                           1,600,000               1,648,520


           6.13%, 08/15/29                                                             800,000                 829,682
           6.25%, 08/15/23                                                             700,000                 728,561
           6.50%, 11/15/26                                                           1,500,000               1,616,758
           6.63%, 02/15/27                                                           1,000,000               1,095,442
           7.13%, 02/15/23                                                           5,200,000               5,961,124
           7.25%, 05/15/16                                   *                       4,100,000               4,665,415
           7.50%, 11/15/16                                                             500,000                 582,156
           7.63%, 02/15/07                                                             500,000                 511,172
           7.63%, 02/15/25                                                           4,300,000               5,233,865
           8.00%, 11/15/21                                                           6,250,000               7,783,694
           8.13%, 08/15/19                                                           4,850,000               6,037,518
           8.75%, 11/15/08                                                             500,000                 545,918
           8.75%, 05/15/17                                                           1,600,000               2,074,389
           8.75%, 05/15/20                                                           2,300,000               3,039,340
           8.75%, 08/15/20                                                           1,300,000               1,720,633
           8.88%, 08/15/17                                                           1,000,000               1,311,484
           9.13%, 05/15/09                                                           1,000,000               1,116,523
           9.13%, 05/15/18                                                           1,500,000               2,018,647
           9.25%, 02/15/16                                   *                         600,000                 800,877
           9.38%, 02/15/06                                                             800,000                 943,939
           9.88%, 11/15/15                                                           1,500,000               2,090,407
           10.38%, 11/15/12                                                          1,300,000               1,646,024
           10.75%, 08/15/05                                                            550,000                 666,941
           11.25%, 02/15/15                                                            650,000                 984,293
           11.75%, 11/15/14                                                            500,000                 708,359
           12.00%, 08/15/13                                                          1,100,000               1,522,898
           12.50%, 08/15/14                                                            400,000                 582,625
           12.75%, 11/15/10                                                            500,000                 649,648
           13.25%, 05/15/14                                                            850,000               1,268,824
           13.88%, 05/15/11                                                            600,000                 824,953
         U.S. Treasury Notes
           4.25%, 11/15/03                                                           1,500,000               1,492,995
           4.63%, 05/15/06                                   *                       1,500,000               1,479,375
           4.75%, 02/15/04                                                           2,100,000               2,111,380
           4.75%, 11/15/08                                                           4,300,000               4,153,396
           5.00%, 02/15/11                                   *                       4,000,000               3,881,248
           5.25%, 05/15/04                                   *                       3,700,000               3,765,039
           5.38%, 06/30/03                                                           2,250,000               2,296,206
           5.50%, 01/31/03                                                           2,100,000               2,142,027
           5.50%, 02/28/03                                   *                       3,500,000               3,572,320
           5.50%, 03/31/03                                   *                       3,000,000               3,064,182
           5.50%, 05/31/03                                   *                       1,450,000               1,481,749
           5.50%, 05/15/09                                                             500,000                 504,394
           5.63%, 12/31/02                                                           5,000,000               5,107,520
           5.63%, 05/15/08                                                           1,000,000               1,020,469
           5.75%, 11/30/02                                                           1,600,000               1,635,296
           5.75%, 04/30/03                                                           1,000,000               1,026,006
           5.75%, 08/15/03                                                           2,700,000               2,775,381
           5.75%, 11/15/05                                   *                       3,800,000               3,913,286
           5.88%, 09/30/02                                                           1,700,000               1,737,485
           5.88%, 02/15/04                                   *                       1,000,000               1,033,279
           5.88%, 11/15/04                                                           3,500,000               3,620,172
           5.88%, 11/15/05                                                             900,000                 932,142
           6.00%, 07/31/02                                                           2,000,000               2,043,124
           6.00%, 08/15/04                                                           2,000,000               2,076,044
           6.00%, 08/15/09                                                           2,800,000               2,911,810
           6.13%, 08/15/07                                                           3,300,000               3,464,687
           6.25%, 06/30/02                                                           3,000,000               3,068,190


           6.25%, 07/31/02                                                           1,200,000               1,229,059
           6.25%, 02/15/03                                   *                       3,800,000               3,921,144
           6.25%, 02/15/07                                                           2,500,000               2,636,123
           6.38%, 06/30/02                                                           1,500,000               1,535,868
           6.38%, 08/15/02                                                           4,700,000               4,822,914
           6.50%, 05/15/05                                                           2,600,000               2,748,967
           6.50%, 08/15/05                                                           1,900,000               2,011,680
           6.50%, 10/15/06                                   *                       2,600,000               2,765,230
           6.50%, 02/15/10                                                           1,800,000               1,933,733
           6.63%, 05/15/07                                   *                       2,500,000               2,685,840
           6.75%, 05/15/05                                                           2,400,000               2,555,438
           6.88%, 05/15/06                                                           5,400,000               5,821,400
           7.00%, 07/15/06                                                           1,900,000               2,061,378
           7.25%, 08/15/04                                                           8,950,000               9,610,707
           7.50%, 02/15/05                                                           1,300,000               1,414,754
           7.88%, 11/15/04                                                           3,000,000               3,285,228
         --------------------------------------------------------------------------------------------------------------
                                                                                                           188,723,909
         --------------------------------------------------------------------------------------------------------------
         U.S. GOVERNMENT AGENCY BONDS AND NOTES--17.05%
         --------------------------------------------------------------------------------------------------------------
         Federal Home Loan Bank
           5.13%, 09/15/03                                                           7,000,000               7,041,454
           5.40%, 01/15/03                                                           1,500,000               1,520,742
           5.50%, 01/21/03                                                           1,000,000               1,015,292
           5.95%, 07/28/08                                                           3,500,000               3,505,156
           6.09%, 06/02/06                                                           1,500,000               1,533,066
           6.13%, 08/15/03                                                           1,000,000               1,026,375
           6.88%, 08/15/03                                                           1,000,000               1,041,376
         Federal Home Loan Mortgage Corporation
           5.00%, 01/15/04                                                           5,000,000               5,006,385
           5.13%, 10/15/08                                                           1,600,000               1,524,320
           5.75%, 07/15/03                                                           4,000,000               4,078,572
           5.75%, 04/15/08                                                           2,000,000               1,985,162
           5.75%, 03/15/09                                                             500,000                 492,519
           6.63%, 09/15/09                                                           3,000,000               3,107,166
           6.75%, 09/15/29                                                           3,000,000               3,061,263
           7.00%, 02/15/03                                                           3,000,000               3,116,895
           7.00%, 07/15/05                                                           1,000,000               1,056,759
           7.38%, 05/15/03                                                           4,000,000               4,194,064
         Federal National Mortgage Association
           0.00%, 06/01/17                                                           1,000,000                 354,585
           4.63%, 05/15/03                                                           3,000,000               3,004,968
           4.75%, 11/14/03                                   *                       1,000,000                 998,821
           5.13%, 02/13/04                                                           3,104,000               3,118,691
           5.25%, 01/15/09                                                           1,000,000                 954,715
           5.50%, 02/15/06                                                           3,000,000               2,996,256
           5.50%, 03/15/11                                                           1,000,000                 952,348
           6.00%, 05/15/08                                                           1,000,000               1,006,336
           6.25%, 02/01/11                                                           1,000,000                 994,603
           6.25%, 05/15/29                                                           2,000,000               1,912,634
           6.26%, 02/25/09                                                           5,000,000               4,955,595
           6.38%, 06/15/09                                                             394,000                 402,240
           6.50%, 08/15/04                                                           1,500,000               1,559,804
           6.63%, 10/15/07                                                           1,000,000               1,044,892
           6.80%, 01/10/03                                                           1,400,000               1,450,481
           7.00%, 07/15/05                                                           3,500,000               3,710,235
           7.13%, 03/15/07                                                           1,000,000               1,070,628
           7.13%, 06/15/10                                                           1,000,000               1,067,642
           7.13%, 01/15/30                                                             887,000                 948,169


           7.25%, 01/15/10                                                             500,000                 537,023
         Financing Corp.
           8.60%, 09/26/19                                                           1,150,000               1,412,701
           9.65%, 11/02/18                                                             500,000                 665,876
         Tennessee Valley Authority
           6.00%, 03/15/13                                                           1,000,000                 975,389
           6.13%, 07/15/03                                                             500,000                 499,744
           6.25%, 12/15/17                                                           1,600,000               1,582,594
           6.88%, 12/15/43                                                           1,000,000                 980,524
           7.13%, 05/01/30                                                             450,000                 482,087
         --------------------------------------------------------------------------------------------------------------
                                                                                                            83,946,147
         --------------------------------------------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
         (Cost: $268,168,346)                                                                              272,670,056
         --------------------------------------------------------------------------------------------------------------

         Security                                                                  Face Amount                   Value
         --------------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--6.17%
         --------------------------------------------------------------------------------------------------------------
         Dreyfus Money Market Fund                           +                      11,266,786              11,266,786
         Federal Home Loan Mortgage Corporation Discount
         Note
           3.86%, 07/03/01                                   +                       1,806,667               1,806,667
         Goldman Sachs Financial Square Prime Obligation
         Fund                                                +                       6,017,660               6,017,660
         Providian Temp Cash Money Market Fund               +                      11,266,786              11,266,786
         --------------------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $30,357,899)                                                                                30,357,899
         --------------------------------------------------------------------------------------------------------------

         Security                                                                  Face Amount                   Value
         --------------------------------------------------------------------------------------------------------------

         REPURCHASE AGREEMENT-0.60%
         --------------------------------------------------------------------------------------------------------------
         Investors Bank & Trust Tri-Party Repurchase Agreement,
         dated 06/29/01, due 07/02/01, with a maturity value of
         $2,978,641 and an effective yield of 3.70%.                                 2,977,723               2,977,723
         --------------------------------------------------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
         (Cost: $2,977,723)                                                                                  2,977,723
         --------------------------------------------------------------------------------------------------------------


         TOTAL INVESTMENTS IN SECURITIES -- 104.45%
         (Cost $507,308,821)                                                                               514,218,690
         --------------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- (4.45%)                                                         (21,902,711)
         --------------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                            $492,315,979
         ==============================================================================================================

*        Denotes all or part of security on loan. See Note 4.
+ Represents investment of collateral received from securities lending transactions. See Note 4.
++       Investment is denominated in U.S. Dollars.

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


ASSETS
Investment in Bond Index Master Portfolio ("Master Portfolio"),
  at market value (Note 1)                                                      $4,429,485
                                                                                ----------
LIABILITIES
Accrued administration fee (Note 2)                                                    803
Distribution to shareholders                                                        64,999
Accrued advisory fee (Note 2)                                                           56
                                                                                ----------
       TOTAL LIABILITIES                                                            65,858
                                                                                ----------
TOTAL NET ASSETS                                                                $4,363,627
                                                                                ==========
NET ASSETS CONSIST OF:
Paid-in capital                                                                  4,263,217
Distributions in excess of net investment income                                   (25,454)
Net realized loss on investments                                                    (9,649)
Net unrealized appreciation of investments                                         135,513
                                                                                ==========
TOTAL NET ASSETS                                                                $4,363,627
                                                                                ==========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                         416,636
                                                                                ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                      $10.47
                                                                                ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Interest                                                                  $121,690
       Expenses (Note 2)                                                           (1,594)
                                                                                 --------
                NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO             120,096
                                                                                 --------
EXPENSES (NOTE 2):
       Advisory fee                                                                   393
       Administration fee                                                           4,974
                                                                                 --------
       TOTAL EXPENSES                                                               5,367
                                                                                 --------
NET INVESTMENT INCOME                                                             114,729
                                                                                 --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIO
       Net realized gain on sale of investments                                     3,265
       Net change in unrealized appreciation/(depreciation) of investments          4,724
                                                                                 --------
                NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                ALLOCATED FROM MASTER PORTFOLIO                                     7,989
                                                                                 --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $122,718
                                                                                 ========

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     For the Six Months Ended
                                                                          June 30, 2001            For the Year Ended
                                                                           (Unaudited)             December 31, 2000
                                                                     ------------------------      -----------------
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                       $   114,729               $   185,817
Net realized gain/(loss) on sale of investments                                   3,265                   (12,185)
Net change in unrealized appreciation/(depreciation) of investments               4,724                   154,600
                                                                            -----------               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            122,718                   328,232
                                                                            -----------               -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                       (122,940)                 (187,003)
                                                                            -----------               -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                              1,820,160                 3,538,825
Value of shares issued in reinvestment of dividends and distributions            50,889                   181,209
Cost of shares redeemed                                                      (1,032,195)               (2,671,680)
                                                                            -----------               -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK          838,854                 1,048,354
                                                                            -----------               -----------
REDEMPTION FEES                                                                   1,373                     7,355
                                                                            -----------               -----------
NET INCREASE IN NET ASSETS                                                      840,005                 1,196,938
NET ASSETS:
Beginning of period                                                           3,523,622                 2,326,684
                                                                            -----------               -----------
END OF PERIOD                                                                $4,363,627                $3,523,622
                                                                            ===========               ===========
SHARE TRANSACTIONS:
Number of shares sold                                                           171,229                   351,317
Number of shares reinvested                                                       4,827                    17,922
Number of shares redeemed                                                       (97,408)                 (266,047)
                                                                            -----------               -----------
NET INCREASE IN SHARES OUTSTANDING                                               78,648                   103,192
                                                                            ===========               ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                                  Period from
                                                                            Six                                August 13, 1999
                                                                       Months Ended                            (commencement
                                                                      June 30, 2001        Year Ended       of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                               (Unaudited)6 7    December 31, 2000 7     December 31, 1999 7
                                                                     --------------    -------------------  ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.43              $ 9.91                $10.00
                                                                          ------              ------                ------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                                0.24                0.63                  0.16
       Net realized and unrealized gain (loss) on investments               0.10                0.49                 (0.09)
                                                                          ------              ------                ------
       TOTAL INCOME FROM INVESTMENT OPERATIONS                              0.34                1.12                  0.07
                                                                          ------              ------                ------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                            (0.30)              (0.63)                (0.16)
                                                                          ------              ------                ------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                    0.00 2              0.03                  0.00 2
                                                                          ------              ------                ------
NET ASSET VALUE, END OF PERIOD                                            $10.47              $10.43                $ 9.91
                                                                         =======              ======                ======

TOTAL RETURN                                                                3.27%4             11.98%                 0.74%1
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                           $4,364              $3,524                $2,327
       Ratio of expenses to average net assets                              0.35%3              0.35%5                0.35%3 5
       Ratio of net investment income to average net assets                 5.88%3              6.47%                 6.34%3
       Portfolio turnover rate of Master Portfolio                         22.00%4             52.00%                25.00%8

--------------
  1 For the period August 13, 1999 (commencement of operations) to December 31,
    1999 and not indicative of a full year's operating results.
  2 Rounds to less than $0.01.
  3 Annualized.
  4 Not annualized.
  5 The Investment Advisor voluntarily agreed to pay the non-affiliated trustee expenses for the fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.35% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
  6 The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 6.20% to 5.88%. Per share and ratios/supplemental data for the periods prior to Jannuary 1, 2001 have not been restated to reflect this change in policy.
  7 Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Bond Index Master Portfolio.
  8 For the period March 1, 1999 to December 31, 1999.

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Bond Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE
E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE Bond Index Fund.

The Fund's investment objective is to provide investment results that correspond, before fees and expenses, to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Credit Bond Index ("Bond Index").* The Fund seeks to achieve its objective by investing in the Bond Index Master Portfolio (the "Master Portfolio"). The Master Portfolio, in turn, invests in a representative sample of the securities that comprise the Bond Index and in proportions that match their index weight.

* "Lehman Brothers Government/Credit Bond Index (TM) " is a trademark of Lehman Brothers ("Lehman"). Lehman does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Lehman Brothers Government/Credit Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2001, the value of the Fund's investment in the Master Portfolio was 0.90% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. Debt securities of the Master Portfolio are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Effective January 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities using the constant yield to maturity method. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities purchased.

The cumulative effect of this accounting change had no impact on the total net assets of the Fund but resulted in the reclassification of the components of net assets as of January 1, 2001, based on securities held by the Fund as of that date:


                                                                 Accumulated
                Net Unrealized                                Undistributed Net
         Appreciation/ (Depreciation)                         Investment Income
         ----------------------------                         -----------------
                   $19,871                                         $(19,871)


The effect of this change for the six-months ended June 30, 2001 was to decrease net investment income by $26,252, increase net unrealized appreciation (depreciation) by $23,422, and increase net realized gain (loss) by $2,830. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

As of December 31, 2000, for federal income tax purposes, the Fund had a capital loss carryforward of $134 and $12,517, expiring in 2007 and 2008, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

REDEMPTION FEES

For redemptions made after September 30, 2000, shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. For shares held in the Fund that were redeemed before October 1, 2000 and within four months from the date of purchase, the redemption fee was 0.50%. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative

Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.25% of its average daily net assets for its services as administrator of the Fund.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2001.

3. PORTFOLIO SECURITIES LOANED

As of June 30, 2001, the Master Portfolio had loaned securities, which were collateralized by U.S. Government obligations and money market mutual funds. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The risks to the Master Portfolio of securities lending is that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

BOND INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost:  $507,308,821) (Note 1)+      $514,218,690
Receivables:
       Investment securities sold                                   1,067,443
       Interest                                                     8,491,662
                                                                 ------------
Total Assets                                                      523,777,795
                                                                 ------------
LIABILITIES
Payables:
       Investment securities purchased                                998,310
       Collateral for securities loaned (Note 4)                   30,357,899
       Advisory fees (Note 2)                                         105,607
                                                                 ------------
Total Liabilities                                                  31,461,816
                                                                 ------------
NET ASSETS                                                       $492,315,979
                                                                 ============

--------------------------------------------------------------------------------

+ Includes securities on loan with a market value of $29,688,839. See Note 4.

   The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------


NET INVESTMENT INCOME
       Interest                                                                 $14,644,226
       Securities lending income                                                     36,068
                                                                                -----------
Total investment income                                                          14,680,294
                                                                                -----------
EXPENSES (Note 2)
       Advisory fees                                                                189,076
                                                                                -----------
Total expenses                                                                      189,076
                                                                                -----------
Net investment income                                                            14,491,218
                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                                     247,671
       Net change in unrealized appreciation (depreciation) of investments        1,179,640
                                                                                -----------
Net gain on investments                                                           1,427,311
                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $15,918,529
                                                                                ===========

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                              For the Six Months
                                                                             Ended June 30, 2001          For the Year Ended
                                                                                     (Unaudited)           December 31, 2000
                                                                             -------------------          ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
       Net investment income                                                        $ 14,491,218                $ 29,718,038
       Net realized gain (loss)                                                          247,671                  (7,866,535)
       Net change in unrealized appreciation (depreciation)                            1,179,640                  27,573,231
                                                                                    ------------                ------------
Net increase in net assets resulting from operations                                  15,918,529                  49,424,734
                                                                                    ------------                ------------
Interestholder transactions:
       Contributions                                                                  82,808,280                 173,591,447
       Withdrawals                                                                   (57,289,463)               (216,581,461)
                                                                                    ------------                ------------
Net increase in net assets resulting from interestholder transactions                 25,518,817                 (42,990,014)
                                                                                    ------------                ------------
Increase in net assets                                                                41,437,346                   6,434,720

NET ASSETS:
Beginning of period                                                                  450,878,633                 444,443,913
                                                                                    ------------                ------------
End of period                                                                       $492,315,979                $450,878,633
                                                                                    ============                ============

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

       Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Bond Index Master Portfolio (the "Master Portfolio").

       The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities of the Master Portfolio are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

     CHANGE IN ACCOUNTING POLICY

     Effective January 1, 2001, the Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Master Portfolio did not amortize premiums on debt securities purchased.

     The cumulative effect of this accounting change had no impact on the total net assets of the Master Portfolio, but resulted in a $2,208,617 decrease in undistributed net investment income, with a corresponding $2,208,617 increase in unrealized appreciation (depreciation), based on securities held by the Master Portfolio on January 1, 2001.

     The effect on the Master Portfolio for the six months ended June 30, 2001, was to decrease net investment income by $820,243, increase net unrealized appreciation (depreciation) by $494,368, and increase net realized gain (loss) by $325,875. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreement held by the Master Portfolio at June 30, 2001 was fully collateralized by U.S. Government obligations with a rate of 6.75%, a maturity date of 05/15/05 and an aggregate market value of $3,037,744.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to the purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

        Investment transactions (exclusive of short-term investments and U.S. Government obligations) for the six months ended June 30, 2001 were as follows:

                           Purchases at cost                  $  61,782,666
                           Sales proceeds                        28,152,319

     Purchases and sales of U.S. Government obligations for the six months ended June 30, 2001 were as follows:

                           Purchases at cost                  $   79,136,962

                           Sales proceeds                         73,074,763


     At June 30, 2001, the cost of investments for federal income tax purposes was $510,011,806. Net unrealized appreciation aggregated $4,206,884, of which $9,203,176 represented gross unrealized appreciation on securities and $4,996,292 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 was $29,688,839 and the value of the related collateral was $30,357,899.

5. FINANCIAL HIGHLIGHTS

       Financial highlights for the Master Portfolio were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                 Six           For the        For the          For the         For the       For the       For the
                        Months Ended        Year Ended   Period Ended       Year Ended      Year Ended    Year Ended    Year Ended
                       June 30, 2001      December 31,   December 31,     February 28,    February 28,  February 28,  February 29,
                         (Unaudited)              2000           1999 *           1999            1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses    +          0.08%            0.08%         0.08%           0.08%          0.08%        0.09%        0.09%
to average net
assets

Ratio of net         +          6.13% 1          6.73%         6.44%           6.31%          6.73%        6.83%        6.43%
investment income
to average net
assets

Portfolio turnover                22%              52%           25%             28%            59%          39%          21%
rate
Total return                    3.45% ++        11.91%        (0.67)% ++       6.39%         10.51%        4.47%       12.32%
------------------------------------------------------------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
+  Annualized for periods of less than one year.
++ Not annualized.
1 Effective January 1, 2001, the Master Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease the ratio of net investment income to average net assets from 6.47% to 6.13%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.